                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.): [_] is a restatement.

                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Invus Public Equities Advisors, L.L.C.
Address: 750 Lexington Avenue
         30th Floor
         New York, New York 10022

Form 13F File Number: 28-11522

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Khalil Barrage          Title: Vice President, Secretary and Treasurer
Phone: (212) 317-7520

Signature, Place, and Date of Signing:

  /s/ Khalil Barrage        New York, New York           May 5, 2008
------------------------                            -----------------------
     [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         FORM 13F SUMMARY PAGE Report

Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      58

Form 13F Information Table Value Total:   $500,889
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                     NONE

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FORM 13F INFORMATION TABLE
PERIOD ENDING MARCH 31, 2008

          COLUMN 1            COLUMN 2     COLUMN 3    COLUMN 4       COLUMN 5
          --------           --------    ------------ ---------- ------------------
                                                        VALUE     SHRS OR  SH/ PUT/
                                                      (x $1,000)  PRN AMT  PRN CALL
                                                      ---------- --------- --- ----
ACORDA THERAPEUTICS INC          COM     00484M 10 6    21,091   1,175,000 SH
ACUSPHERE INC                    COM     00511R 87 0        96     200,000 SH
AIRMEDIA GROUP INC            SPONSORED
                                 ADR     009411 10 9     1,590     100,000 SH
ALEXION PHARMACEUTICALS INC      COM     15351 10 9     84,206   1,420,000 SH
ALEXION PHARMACEUTICALS INC      CALL    015351 90 9        59        1000     CALL
ALEXION PHARMACEUTICALS INC      CALL    015351 90 10      297        5000     CALL
ALEXION PHARMACEUTICALS INC      CALL    015351 90 11       30         500     CALL
ANTIGENICS INC DEL               COM     37032 10 9      8,339   3,533,333 SH
ANTIGENICS INC DEL               NOTE
                              5.250% 2/0 037032 AC 3     1,154   2,290,000 PRN
AUXILIUM PHARMACEUTICALS INC     COM     05334D 10 7     6,685     250,000 SH
BEARINGPOINT INC                 COM     74002 10 6      5,334   3,175,000 SH
BIODEL INC                       COM     09064M 10 5     1,236     113,890 SH
CEPHALON INC                     COM     156708 10 9    27,370     425,000 SH
CROWN CASTLE INTL CORP           COM     228227 10 4    31,041     900,000 SH
DEAN FOODS CO NEW                COM     242370 10 4     4,018     200,000 SH
DELTEK INC                       COM     24784L 10 5    12,331     950,000 SH
E HOUSE CHINA HLDGS LTD          ADR     26852W 10 3     1,315     100,000 SH
ELAN PLC                         ADR     284131 20 8   151,235   7,250,000 SH
ELAN PLC                         CALL    284131 90 8        42        2000     CALL
ELAN PLC                         CALL    284131 90 8       146        7000     CALL
FIDELITY NATL INFORMATION SV     COM     31620M 10 6     8,582     225,000 SH
FOCUS MEDIA HLDG LTD          SPONSORED
                                 ADR     34415V 10 9     3,515     100,000 SH
GOOGLE INC                       CL A    38259P 50 8     2,202       5,000 SH
GTX INC DEL                      COM     40052B 10 8     1,608     100,000 SH
HURRAY HLDGS CO LTD           SPONSORED
                                 ADR     447773 10 2       345     125,000 SH
JARDEN CORP                      COM     471109 10 8    19,566     900,000 SH
LEXICON PHARMACEUTICALS INC      COM     528872 10 4     7,860   3,891,108 SH
MARSHALL EDWARDS INC             COM     572322 30 3       397     165,267 SH
MEMORY PHARMACEUTICALS CORP      COM     58606R 40 3       875   1,750,000 SH
MIDDLEBROOK PHARMACEUTICAL I     COM     596087 10 6     1,003     250,000 SH
NITROMED INC                     COM     654798 50 3     5,338   4,989,024 SH
NYMEX HOLDINGS INC               COM     62948N 10 4     3,172      35,000 SH
OFFICE DEPOT INC                 COM     676220 10 6     3,591     325,000 SH
ONYX PHARMACEUTICALS INC         CALL    683399 90 9        58        2000     CALL
PALATIN TECHNOLOGIES INC       COM NEW   696077 30 4       935   3,400,000 SH
PRIMUS TELECOM                   COM     741929 10 3         0   2,850,000 SH
QIMONDA AG                    SPONSORED
                                 ADR     746904 10 1       539     125,000 SH
QUALCOMM INC                     COM     747525 10 3     8,200     200,000 SH
REGENERON PHARMACEUTICALS        COM     75886F 10 7     3,838     200,000 SH

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
RITE AID CORP                       COM   767754 10 4 12,348 4,200,000 SH
ROGERS COMMUNICATIONS INC          CL B   775109 20 0  3,592   100,000 SH
SAVIENT PHARMACEUTICALS INC         COM   80517Q 10 0  1,000    50,000 SH
SCHERING PLOUGH CORP                COM   806605 10 1  7,205   500,000 SH
SCHERING PLOUGH CORP               CALL   806605 90 1     43      3000     CALL
SEALY CORP                          COM   812139 30 1    760   100,000 SH
TAKE-TWO INTERACTIVE SOFTWAR        COM   874054 10 9  2,552   100,000 SH
TAKE-TWO INTERACTIVE SOFTWAR       CALL   874054 90 9     64      2500     CALL
TRANSITION THERAPEUTICS INC       COM NEW 893716 20 9 12,090 1,089,199 SH
UAL CORP                          COM NEW 902549 80 7  2,153   100,000 SH
ULURU INC                           COM   90403T 10 0    788   350,000 SH
VANDA PHARMACEUTICALS INC           COM   921659108    6,695 1,730,000 SH
VANDA PHARMACEUTICALS INC          CALL   921659 90 8      4      1000     CALL
VISA INC                            COM   92826C 83 9 15,590   250,000 SH
VULCAN MATLS CO                     COM   929160 10 9  1,328    20,000 SH
WYETH                               COM   983024 10 0  4,176   100,000 SH
WYETH                              CALL   983024 90 0     42      1000     CALL
WYETH                              CALL   983024 90 0    209      5000     CALL
XENOPORT INC                        COM   98411C 10 0  1,012    25,000 SH